Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ in Thousands		12 Months Ended
	Oct. 01, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Convertible Preferred Stock Warrants [Line Items]
Accretion of convertible redeemable preferred shares		¥ 28,017	$ 4,075,000
Conversion of preferred shares to ordinary shares | ¥		¥ 679,922
Common Class A [Member]
Convertible Preferred Stock Warrants [Line Items]
Conversion of preferred shares to ordinary shares | $	$ 22,367,696